Information on staff and remuneration - Employee incentive programs 2010 and 2015 (Details)	12 Months Ended
	Dec. 31, 2019 DKK (kr) EquityInstruments shares	Dec. 31, 2018 DKK (kr) kr / shares	Dec. 31, 2017 DKK (kr)	Apr. 30, 2020 shares	Nov. 02, 2015 shares
2010 employee warrant incentive program
Disclosure of Information on staff and remuneration
Number of warrants authorized | shares					2,750,000
Number of warrants granted	2,355,495
Number of warrants, exercised or vested	1,755,809
Number of warrants, expired	422,327
Number of warrants, forfeited	135,000
Proceeds from exercise of warrants | kr	kr 145,100,000	kr 127,400,000	kr 125,300,000
Number of warrants outstanding for exercise	42,359
The average traded share price on the exercise date | kr / shares		kr 124.6
2015 employee warrant incentive program
Disclosure of Information on staff and remuneration
Number of warrants authorized | shares				2,750,000
Number of warrants granted	2,788,595
Number of warrants, exercised or vested	321,475
Number of warrants, forfeited	819,332
Remaining number of warrants that can be granted | shares	780,737
Proceeds from exercise of warrants | kr	kr 35,500,000	kr 800,000	kr 0
Number of warrants outstanding for exercise | kr	1,647,788
The average traded share price on the exercise date | kr / shares		kr 151.7